Share-based Compensation - Additional Information (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥) $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 $ / shares	Dec. 31, 2018	Dec. 31, 2022 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expenses	¥ 365		¥ 774		¥ 6,218
Unrecognized compensation cost	¥ 519	¥ 519
Weighted average recognition period	9 months 21 days
Per Share fair value of ordinary shares | $ / shares				$ 0.99		$ 0.52		$ 0.99
Weighted average grant-date per-share fair value of options granted | $ / shares		¥ 0		$ 0		$ 0.13
Share-based Payment Arrangement, Expense, Tax Benefit	¥ 0		0		0
Employee Stock Option [Member] | 2017 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period							4 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expenses	¥ 88,665		¥ 94,439		¥ 35,951
Weighted average recognition period	2 years 29 days
Unrecognized compensation cost of unvested restricted shares	¥ 194,932	¥ 194,932
Restricted Stock Units (RSUs) [Member] | 2017 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period							4 years